Income taxes - Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	$ 706,943	$ 644,606
Deferred tax assets	625	697
Scientific research expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	127,482	122,742
Scientific research expenditures | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	127,482	122,742
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	21,463	9,357
Share issuance costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	23,588	33,100
Losses from operations carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	284,468	219,326
Deferred tax assets	596	665
Losses from operations carried forward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	165,647	131,514
Losses from operations carried forward | Germany
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	501	232
Losses from operations carried forward | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	49,237	50,103
Losses from operations carried forward | Denmark
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	50,495	35,996
Losses from operations carried forward | Hong Kong
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	61	50
Losses from operations carried forward | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	14,304	2,659
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	43,451	42,939
Investment tax credits | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	40,877	42,939
Property, plant and equipment and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	206,491	217,142
Research and development tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29	32
Research and development tax credits | United Kingdom
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 115	$ 129